Basis of Presentation and Summary of Significant Accounting Policies - Stock Split (Detail) $ in Thousands		1 Months Ended		9 Months Ended		12 Months Ended
	May. 27, 2015	Sep. 30, 2014	Jun. 30, 2013	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Stock split, conversion ratio	1.5	2	4
Increase (decrease) in accounts receivable				$ 5,500	$ (2,676)	$ 158,788	$ 55,630	$ 20,131
Net cash provided by operating activities				125,480	3,589	18,774	33,171	(6,884)
Net cash provided by financing activities				$ 282,550	$ (5,814)	119,264	45,243	7,749
Restatement Adjustment [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Increase (decrease) in accounts receivable							15,400
Increase (decrease) in accrued liabilities							15,400
Restatement Adjustment [Member] | Adjustments For Error Correction [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Net cash provided by operating activities						1,900	200	400
Net cash provided by financing activities						$ 1,900	200	$ 400
Restatement Adjustment [Member] | Transit Products [Member]
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Increase (decrease) in accounts receivable							16,800
Increase (decrease) in accrued liabilities							$ 16,800